Average Annual Total Returns (Vanguard Energy Fund Retail)	Vanguard Energy Fund Vanguard Energy Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard Energy Fund Vanguard Energy Fund - Admiral Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard Energy Fund Vanguard Energy Fund - Investor Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Energy Fund Vanguard Energy Fund - Investor Shares 2/1/2014 - 1/31/2015	Global Natural Resources Funds Average Vanguard Energy Fund Vanguard Energy Fund - Investor Shares 2/1/2014 - 1/31/2015	Global Natural Resources Funds Average Vanguard Energy Fund Vanguard Energy Fund - Admiral Shares 2/1/2014 - 1/31/2015	MSCI ACWI Energy Index Vanguard Energy Fund Vanguard Energy Fund - Investor Shares 2/1/2014 - 1/31/2015	MSCI ACWI Energy Index Vanguard Energy Fund Vanguard Energy Fund - Admiral Shares 2/1/2014 - 1/31/2015	Spliced Energy Index Vanguard Energy Fund Vanguard Energy Fund - Investor Shares 2/1/2014 - 1/31/2015	Spliced Energy Index Vanguard Energy Fund Vanguard Energy Fund - Admiral Shares 2/1/2014 - 1/31/2015	Standard & Poor's Energy Sector Index Vanguard Energy Fund Vanguard Energy Fund - Investor Shares 2/1/2014 - 1/31/2015	Standard & Poor's Energy Sector Index Vanguard Energy Fund Vanguard Energy Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	(14.26%)	(14.22%)	(15.85%)	(6.98%)	(13.71%)	(13.71%)	(13.47%)	(13.47%)	(13.47%)	(13.47%)	(7.78%)	(7.78%)
Five Years	3.00%	3.06%	1.88%	2.45%	(1.61%)	(1.61%)	1.73%	1.73%	2.62%	2.62%	8.76%	8.76%
Ten Years	8.06%	8.13%	7.08%	6.75%	4.77%	4.77%	5.89%	5.89%	6.35%	6.35%	9.48%	9.48%